16. Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories Abstract
Inventories
	12.31.19	12.31.18
Current
Supplies and spare-parts	1,854,336	1,925,654
Advance to suppliers	72,527	11,544
Total inventories	1,926,863	1,937,198